UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	Vanguard Money Market Reserves

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1:	Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments

As of November 30, 2008

1	Yield Footnote
	Yield[1]		Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (47.3%)
[2,3]	Federal Home Loan Bank	2.689%	12/5/08	1,917,000	1,916,977
[3]	Federal Home Loan Bank	2.362%–2.6160%	12/15/08	1,235,000	1,233,848
[2,3]	Federal Home Loan Bank	3.769%	12/29/08	4,640,000	4,640,000
[3]	Federal Home Loan Bank	2.619%	12/31/08	235,000	234,491
[3]	Federal Home Loan Bank	3.044%	4/22/09	750,000	741,125
[3]	Federal Home Loan Bank	1.815%	5/13/09	350,000	347,147
[3]	Federal Home Loan Mortgage Corp	1.916%	4/14/09	238,500	236,813
[3]	Federal Home Loan Mortgage Corp.	2.611%	12/1/08	500,000	500,000
[3]	Federal Home Loan Mortgage Corp.	2.991%	12/22/08	245,500	245,075
[2,3]	Federal Home Loan Mortgage Corp.	3.306%	12/26/08	413,000	412,986
[3]	Federal Home Loan Mortgage Corp.	1.555%–1.606%	1/5/09	74,455	74,341
[3]	Federal Home Loan Mortgage Corp.	1.606%	1/6/09	50,250	50,170
[3]	Federal Home Loan Mortgage Corp.	1.710%	2/9/09	45,000	44,851
[3]	Federal Home Loan Mortgage Corp.	2.377%	2/10/09	2,000,000	1,990,691
[3]	Federal Home Loan Mortgage Corp.	2.622%	2/18/09	1,000,000	994,294
[3]	Federal Home Loan Mortgage Corp.	1.913%	3/18/09	178,800	177,790
[3]	Federal Home Loan Mortgage Corp.	3.242%	3/30/09	365,000	361,151
[3]	Federal Home Loan Mortgage Corp.	1.916%	4/15/09	185,300	183,980
[3]	Federal Home Loan Mortgage Corp.	2.973%	4/20/09	300,000	296,582
[3]	Federal Home Loan Mortgage Corp.	2.984%	4/27/09	950,000	938,595
[3]	Federal Home Loan Mortgage Corp.	2.943%	5/1/09	2,220,000	2,192,996
[3]	Federal Home Loan Mortgage Corp.	2.326%	5/4/09	383,806	380,030
[3]	Federal Home Loan Mortgage Corp.	1.766%	5/27/09	350,000	346,989
[3]	Federal Home Loan Mortgage Corp.	1.766%	6/2/09	1,000,000	991,104
[3]	Federal National Mortgage Assn.	2.972%	12/24/08	78,500	78,352
[3]	Federal National Mortgage Assn.	1.606%	1/5/09	194,000	193,698
[2,3]	Federal National Mortgage Assn.	4.038%	1/6/09	2,700,000	2,699,870
[3]	Federal National Mortgage Assn.	2.832%	3/23/09	1,500,000	1,486,933
[3]	Federal National Mortgage Assn.	3.035%	4/15/09	334,294	330,546
[3]	Federal National Mortgage Assn.	2.973%	4/22/09	149,416	147,689
[3]	Federal National Mortgage Assn.	2.328%	5/14/09	3,000,000	2,968,567
[3]	Federal National Mortgage Assn.	1.766%	6/1/09	2,000,000	1,982,306
	U.S. Treasury Bill	2.081%	1/8/09	3,057,000	3,050,353
	U.S. Treasury Bill	1.966%	1/15/09	3,000,000	2,992,688
	U.S. Treasury Bill	1.898%	1/29/09	2,000,000	1,993,838
	U.S. Treasury Bill	1.938%	2/5/09	4,000,000	3,985,920
	U.S. Treasury Bill	2.040%	2/12/09	3,000,000	2,987,712
	U.S. Treasury Bill	2.000%	2/19/09	4,000,000	3,982,400

	U.S. Treasury Bill	1.943%	2/26/09	1,000,000	995,348
	U.S. Treasury Bill	1.616%	6/4/09	1,000,000	991,778
Total U.S. Government and Agency Obligations (Cost $50,400,024)					50,400,024
Commercial Paper (16.2%)
Bank Holding Company (2.8%)
[4]	CAFCO, LLC	3.020%	1/21/09	61,300	61,039
[4]	CAFCO, LLC	4.098%	1/30/09	168,500	167,363
[4]	CIESCO, LLC	2.261%	1/23/09	500,000	498,344
[4]	CIESCO, LLC	4.098%	1/30/09	325,000	322,806
[4]	GOVCO, LLC	4.038%	1/9/09	166,500	165,778
[4]	GOVCO, LLC	2.262%	1/28/09	28,000	27,899
[4]	Ticonderoga Funding LLC	2.787%	12/3/08	163,671	163,646
[4]	Ticonderoga Funding LLC	2.262%	1/27/09	90,000	89,609
[4]	Yorktown Capital LLC	2.262%-2.922%	1/26/09	524,820	522,753
[4]	Yorktown Capital LLC	2.262%-3.995%	1/27/09	982,017	977,076
					2,996,313
Finance - Auto (1.8%)
	American Honda Finance Corp.	2.919%-2.921%	1/14/09	166,695	166,104
	American Honda Finance Corp.	2.818%	1/29/09	106,500	106,011
	American Honda Finance Corp.	2.618%-2.821%	2/9/09	195,070	194,033
	Toyota Motor Credit Corp.	2.596%	12/10/08	225,000	224,855
	Toyota Motor Credit Corp.	3.531%	12/29/08	29,000	28,921
	Toyota Motor Credit Corp.	3.785%	1/5/09	19,000	18,931
	Toyota Motor Credit Corp.	3.175%	1/20/09	294,000	292,714
	Toyota Motor Credit Corp.	2.668%	2/3/09	210,675	209,682
	Toyota Motor Credit Corp.	2.010%-2.720%	2/10/09	310,675	309,159
	Toyota Motor Credit Corp.	2.465%	3/4/09	245,000	243,449
	Toyota Motor Credit Corp.	3.697%	4/7/09	147,000	145,118
					1,938,977
Finance - Other (3.3%)
	General Electric Capital Corp.	2.589%	12/17/08	500,000	499,429
	General Electric Capital Corp.	3.990%	1/8/09	300,000	298,749
	General Electric Capital Corp.	3.940%	1/20/09	680,000	676,317
	General Electric Capital Corp.	1.808%	2/23/09	1,000,000	995,800
[4]	Old Line Funding LLC	3.324%	1/12/09	10,000	9,962
[4]	Old Line Funding LLC	2.261%-4.044%	1/23/09	294,974	293,757
[4]	Old Line Funding LLC	3.023%	1/28/09	123,484	122,887
[4]	Park Avenue Receivables Co., LLC	3.989%-4.041%	1/15/09	377,000	375,120
[4]	Park Avenue Receivables Co., LLC	3.990%	1/16/09	172,000	171,132
					3,443,153
Foreign Banks (5.4%)
[4]	Australia & New Zealand Banking Group, Ltd.	2.672%	3/16/09	35,000	34,730
	CBA (Delaware) Finance Inc.	2.748%	12/2/08	74,000	73,994
	CBA (Delaware) Finance Inc.	2.748%	12/8/08	83,000	82,956
	CBA (Delaware) Finance Inc.	2.718%	12/12/08	195,500	195,339
	CBA (Delaware) Finance Inc.	1.956%	1/12/09	192,000	191,563
	CBA (Delaware) Finance Inc.	2.060%	2/9/09	196,000	195,219
	CBA (Delaware) Finance Inc.	1.960%	2/17/09	350,000	348,521

	CBA (Delaware) Finance Inc.	2.000%	2/23/09	245,000	243,862
	CBA (Delaware) Finance Inc.	1.989%	3/2/09	245,000	243,787
[4]	Danske Corp.	2.744%	12/4/08	514,000	513,883
[4]	Danske Corp.	2.743%	12/9/08	225,000	224,864
[4]	Danske Corp.	2.733%-2.748%	12/12/08	364,640	364,336
[4]	Danske Corp.	3.766%	12/22/08	225,000	224,510
[4]	Danske Corp.	4.349%	1/20/09	500,000	497,014
[4]	Danske Corp.	3.665%	1/26/09	375,000	372,883
[4]	Danske Corp.	2.516%	2/23/09	15,000	14,913
[4]	Danske Corp.	2.293%	3/2/09	400,000	397,695
	ING (U.S.) Funding LLC	2.211%	2/2/09	150,000	149,423
	ING (U.S.) Funding LLC	2.212%	2/9/09	50,000	49,786
[4]	National Australia Funding (Delaware)	2.779%	12/4/08	24,530	24,524
[4]	National Australia Funding (Delaware)	2.780%	12/8/08	56,000	55,970
	Nordea North America Inc.	2.767%	1/23/09	72,420	72,127
	Nordea North America Inc.	2.485%	2/3/09	240,000	238,946
	Nordea North America Inc.	2.234%	3/12/09	170,000	168,941
	Santander Central Hispano Finance (Delaware), Inc.	2.771%	3/5/09	93,500	92,829
	Santander Central Hispano Finance (Delaware), Inc.	2.773%	3/17/09	27,000	26,781
[4]	Westpac Banking Corp.	2.743%	12/3/08	500,000	499,924
[4]	Westpac Banking Corp.	2.698%	12/11/08	84,000	83,937
					5,683,257
Foreign Governments (0.1%)
[4]	Electricite de France	3.279%	1/2/09	60,000	59,827
[4]	Electricite de France	4.145%	1/20/09	82,375	81,906
					141,733
Foreign Industrial (2.1%)
[4]	BASF SE	3.279%	1/2/09	123,000	122,645
[4]	BASF SE	3.785%	1/9/09	195,875	195,079
[4]	BASF SE	3.622%	1/13/09	132,000	131,434
[4]	BASF SE	3.307%	1/20/09	100,000	99,545
[4]	Nestle Capital Corp.	2.202%	12/1/08	338,000	338,000
[4]	Nestle Capital Corp.	2.378%-2.379%	3/10/09	205,750	204,420
[4]	Nestle Capital Corp.	2.891%	4/6/09	170,750	169,047
[4]	Shell International Finance BV	2.165%	3/2/09	294,090	292,492
[4]	Shell International Finance BV	2.428%	5/1/09	394,030	390,063
[4]	Shell International Finance BV	1.918%	5/11/09	147,000	145,751
[4]	Shell International Finance BV	1.816%	5/29/09	147,020	145,704
					2,234,180
Industrial (0.7%)
	Chevron Corp.	2.967%	12/5/08	196,000	195,936
[4]	IBM Corp	3.093%	1/5/09	100,000	99,701
[4]	Pfizer Inc.	2.455%	2/3/09	146,500	145,867
[4]	Pfizer Inc.	2.186%	3/9/09	95,000	94,439
[4]	Wal-Mart Stores, Inc.	2.010%	12/8/08	200,000	199,922

[4]	Wal-Mart Stores, Inc.	2.370%	12/9/08	34,250	34,232
					770,097
Total Commercial Paper (Cost $17,207,710)					17,207,710
Certificates of Deposit (37.7%)
Domestic Banks (1.9%)
	Citibank, N.A.	2.740%	12/10/08	500,000	500,000
	State Street Bank & Trust Co.	2.620%	12/8/08	328,000	328,000
	State Street Bank & Trust Co.	2.620%	12/9/08	172,000	172,000
	State Street Bank & Trust Co.	4.800%	1/7/09	488,500	488,500
	State Street Bank & Trust Co.	4.420%	4/7/09	490,000	490,000
					1,978,500
Eurodollar Certificates of Deposit (7.3%)
	Australia & New Zealand Banking Group, Ltd.	2.750%	12/1/08	400,000	400,000
	Australia & New Zealand Banking Group, Ltd.	2.250%	2/10/09	200,000	200,000
	Australia & New Zealand Banking Group, Ltd.	2.050%	3/2/09	250,000	250,000
	Barclays Bank PLC	2.955%	12/8/08	80,000	80,000
	Barclays Bank PLC	4.750%	1/20/09	200,000	200,000
	BNP Paribas	2.820%	12/1/08	400,000	400,000
	Credit Agricole S.A.	2.820%	12/1/08	500,000	500,000
	Credit Agricole S.A.	4.000%	1/23/09	883,000	883,000
	Credit Agricole S.A.	3.100%	2/6/09	613,000	613,000
	HSBC Bank PLC	2.760%	12/5/08	244,000	244,000
	HSBC Bank PLC	2.710%	12/12/08	200,000	200,000
	HSBC Bank PLC	2.720%	12/16/08	550,000	550,000
	ING Bank N.V.	3.690%	12/23/08	600,000	600,000
	ING Bank N.V.	3.830%	1/23/09	600,000	600,000
	Lloyds TSB Bank PLC	2.700%	12/16/08	700,000	700,000
	National Australia Bank Ltd.	2.770%	12/11/08	79,500	79,500
	National Australia Bank Ltd.	2.100%	2/10/09	500,000	500,000
	National Australia Bank Ltd.	2.100%	2/17/09	300,000	300,000
	National Australia Bank Ltd.	2.300%	3/2/09	500,000	500,000
					7,799,500
Yankee Certificates of Deposit (28.5%)
	Abbey National Treasury Services PLC (New York Branch)	2.770%	12/1/08	500,000	500,000
	Australia and New Zealand Banking Group (New York Branch)	3.350%	1/22/09	212,000	212,000
	Australia and New Zealand Banking Group (New York Branch)	4.500%	4/9/09	490,000	490,000
	Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.795%	12/4/08	500,000	500,000
	Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.760%	12/16/08	200,000	200,000

Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	3.200%	12/19/08	100,000	100,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	3.750%	1/26/09	500,000	500,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.500%	2/10/09	500,000	500,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.850%	4/10/09	490,000	490,052
Banco Santander (New York Branch)	5.070%	1/8/09	390,500	390,512
Banco Santander (New York Branch)	2.700%	2/6/09	500,000	500,009
Banco Santander (New York Branch)	2.340%	2/12/09	450,000	450,000
Banco Santander (New York Branch)	4.920%	4/9/09	490,000	490,051
Bank of Montreal (Chicago Branch)	3.500%	1/21/09	500,000	500,000
Bank of Nova Scotia (Houston Branch)	2.700%	12/11/08	450,000	450,000
Bank of Nova Scotia (Houston Branch)	3.200%	12/23/08	550,000	550,000
Bank of Nova Scotia (Houston Branch)	4.500%	4/9/09	735,000	735,000
Barclays Bank PLC (New York Branch)	2.800%	12/2/08	420,000	420,000
Barclays Bank PLC (New York Branch)	4.250%	12/23/08	785,000	785,000
Barclays Bank PLC (New York Branch)	3.750%	1/22/09	500,000	500,000
Barclays Bank PLC (New York Branch)	3.170%	2/19/09	195,530	195,702
Barclays Bank PLC (New York Branch)	2.350%	2/26/09	300,000	300,000
BNP Paribas (New York Branch)	2.810%	12/4/08	100,000	100,000
BNP Paribas (New York Branch)	4.400%	1/15/09	500,000	500,000
BNP Paribas (New York Branch)	2.450%	2/10/09	500,000	500,000
BNP Paribas (New York Branch)	2.200%	2/12/09	600,000	600,000
BNP Paribas (New York Branch)	2.300%	3/2/09	500,000	500,000
Commonwealth Bank of Australia (New York Branch)	5.500%	1/14/09	488,500	488,500
Credit Suisse (New York Branch)	2.100%	2/12/09	700,000	700,000
Credit Suisse (New York Branch)	2.250%	3/2/09	979,500	979,500
Deutsche Bank AG (New York Branch)	3.000%	1/20/09	1,000,000	1,000,000
Deutsche Bank AG (New York Branch)	3.000%	1/21/09	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	3.300%	1/23/09	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	1.900%	2/23/09	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	4.300%	4/10/09	490,000	490,000
Nordea Bank Finland PLC (New York Branch)	3.210%	12/19/08	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	4.470%	1/15/09	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	2.380%	2/6/09	400,000	400,000
Rabobank Nederland NV (New York Branch)	2.720%	12/8/08	500,000	500,000
Rabobank Nederland NV (New York Branch)	2.710%	12/11/08	250,000	250,000

Rabobank Nederland NV (New York Branch)	3.250%	12/22/08	500,000	500,007
Rabobank Nederland NV (New York Branch)	3.020%	3/9/09	245,000	245,603
Royal Bank of Canada (New York Branch)	2.720%	12/3/08	500,000	500,000
Royal Bank of Canada (New York Branch)	3.150%	12/22/08	500,000	500,000
Royal Bank of Scotland PLC (New York Branch)	2.780%	12/9/08	500,000	500,000
Royal Bank of Scotland PLC (New York Branch)	3.900%	12/22/08	500,000	500,000
Royal Bank of Scotland PLC (New York Branch)	4.000%	1/20/09	600,000	600,000
Royal Bank of Scotland PLC (New York Branch)	2.190%	2/24/09	400,000	400,000
Societe Generale (New York Branch)	2.820%	12/15/08	162,000	162,000
Societe Generale (New York Branch)	3.700%	12/19/08	800,000	800,000
Societe Generale (New York Branch)	4.600%	1/15/09	550,000	550,000
Societe Generale (New York Branch)	4.500%	4/9/09	490,000	490,000
Svenska Handelsbanken (New York Branch)	2.750%	12/4/08	500,000	500,000
Svenska Handelsbanken (New York Branch)	2.730%	12/11/08	500,000	500,000
Svenska Handelsbanken (New York Branch)	2.100%	2/13/09	713,500	713,500
Svenska Handelsbanken (New York Branch)	4.350%	4/9/09	490,000	490,000
Toronto Dominion Bank (New York Branch)	3.000%	12/22/08	995,000	995,000
Toronto Dominion Bank (New York Branch)	3.000%	12/23/08	295,000	295,000
Toronto Dominion Bank (New York Branch)	4.420%	4/10/09	490,000	490,000
Toronto Dominion Bank (New York Branch)	2.500%	5/27/09	200,000	200,000
Toronto Dominion Bank (New York Branch)	2.500%	5/27/09	200,000	200,000

Westpac Banking Corp. (New York Branch)	1.950%	3/2/09	499,250	499,250
Westpac Banking Corp. (New York Branch)	1.950%	3/3/09	499,250	499,250
				30,395,936
Total Certificates of Deposit (Cost $40,173,936)				40,173,936
Other Notes (1.4%)
Bank of America, NA	2.730%	12/11/08	500,000	500,000
Bank of America, NA	3.750%	1/15/09	500,000	500,000
Wells Fargo Bank NA	2.620%	12/1/08	500,000	500,000
Total Other Notes (Cost $1,500,000)				1,500,000
Repurchase Agreements (0.3%)
Banc of America Securities, LLC (Dated 11/28/08, Repurchase Value $94,002,000, collateralized by Federal Home Loan Bank 2.275%, 4/24/09, and Federal Home Loan Mortgage Corp. Discount Note 12/05/08)	0.230%	12/1/08	94,000	94,000
Barclays Capital Inc. (Dated 11/28/08, Repurchase Value $15,000,000, collateralized by Federal Home Loan Mortgage Corp. 6.875%, 9/15/10)	0.250%	12/1/08	15,000	15,000
BNP Paribas Securities Corp. (Dated 11/28/08, Repurchase Value $35,001,000, collateralized by Federal Home Loan Bank 5.250%, 6/10/2011, Federal Home Loan Mortgage Corp. 4.500%, 1/15/13, and Federal National Mortgage Assn. 6.250%, 5/15/29)	0.260%	12/1/08	35,000	35,000
Deutsche Bank Securities, Inc. (Dated 11/28/08, Repurchase Value $19,535,000, collateralized by Federal Home Loan Bank 5.250%, 9/13/13)	0.250%	12/1/08	19,535	19,535

	Greenwich Capital Markets, Inc. (Dated 11/28/08, Repurchase Value $50,001,000, collateralized by Federal Home Loan Bank 2.375%-5.885%, 1/16/09-6/11/21, Federal Home Loan Mortgage Corp. 3.250%-6.750%, 2/17/09-7/15/32, and Federal National Mortgage Assn. 3.250%-7.125%, 1/15/09-1/15/30)	0.280%	12/1/08	50,000	50,000
	RBC Capital Markets Corp. (Dated 11/28/08, Repurchase Value $35,001,000, collateralized by Federal Home Loan Mortgage Corp. 6.875%, 9/15/10)	0.280%	12/1/08	35,000	35,000
	UBS Securities LLC (Dated 11/28/08, Repurchase Value $14,000,000, collateralized by Federal National Mortgage Assn. Discount Note 1/7/09-2/18/09)	0.280%	12/1/08	14,000	14,000
Total Repurchase Agreements (Cost $262,535)					262,535
Total Investments (102.9%) (Cost $109,544,205)					109,544,205
Other Assets and Liabilities-Net (-2.9%)					(3,069,777)
Net Assets (100%)					106,474,428

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Adjustable-rate security.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

4

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At November 30, 2008, the aggregate value of these securities was $10,228,428,000, representing 9.6% of net assets.

Prime Money Market Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments

As of November 30, 2008

1		Yield Footnote
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (97.8%)
[2,3]	Federal Home Loan Bank	2.689%	12/5/08	70,000	69,999
[2]	Federal Home Loan Bank	2.413%	12/10/08	129,225	129,147
[2]	Federal Home Loan Bank	2.616%	12/15/08	150,000	149,848
[2,3]	Federal Home Loan Bank	3.769%	12/29/08	600,000	600,000
[2]	Federal Home Loan Bank	2.619%	12/31/08	150,000	149,675
[2]	Federal Home Loan Bank	2.311%–2.178%	1/2/09	125,000	124,747
[2,3]	Federal Home Loan Bank	4.018%	1/6/09	386,150	385,680
[2]	Federal Home Loan Bank	2.413%	1/9/09	100,000	99,740
[2]	Federal Home Loan Bank	2.414%	1/14/09	120,000	119,648
[2]	Federal Home Loan Bank	2.264%–2.557%	2/2/09	275,069	273,936
[2,3]	Federal Home Loan Bank	2.116%	2/18/09	70,000	70,000
[2]	Federal Home Loan Bank	2.511%	3/13/09	124,000	123,129
[2]	Federal Home Loan Bank	3.045%	4/21/09	260,354	257,295
[2]	Federal Home Loan Bank	1.511%	5/11/09	100,000	99,329
[2]	Federal Home Loan Bank	1.816%	5/13/09	90,000	89,267
[2]	Federal Home Loan Mortgage Corp.	2.611%	12/2/08	200,000	199,986
[2]	Federal Home Loan Mortgage Corp.	2.413%–2.562%	12/8/08	79,445	79,408
[2]	Federal Home Loan Mortgage Corp.	2.989%	12/15/08	317,750	317,383
[2]	Federal Home Loan Mortgage Corp.	2.010%	1/5/09	150,000	149,708
[2]	Federal Home Loan Mortgage Corp.	2.377%	2/10/09	250,000	248,836
[2]	Federal Home Loan Mortgage Corp.	2.622%	2/18/09	150,000	149,144
[2]	Federal Home Loan Mortgage Corp.	2.622%–2.642%	2/19/09	203,620	202,439
[2]	Federal Home Loan Mortgage Corp.	2.643%	2/23/09	50,145	49,838
[2]	Federal Home Loan Mortgage Corp.	1.305%	3/2/09	100,000	99,671
[2]	Federal Home Loan Mortgage Corp.	1.864%	3/9/09	100,000	99,496
[2]	Federal Home Loan Mortgage Corp.	1.913%	3/18/09	75,000	74,576
[2]	Federal Home Loan Mortgage Corp.	3.242%	3/30/09	225,000	222,627
[2]	Federal Home Loan Mortgage Corp.	2.784%	4/7/09	50,000	49,515
[2]	Federal Home Loan Mortgage Corp.	2.943%	5/1/09	250,000	246,959
[2]	Federal Home Loan Mortgage Corp.	1.480%	5/11/09	100,000	99,343
[2]	Federal Home Loan Mortgage Corp.	1.816%	5/18/09	14,824	14,700
[2]	Federal Home Loan Mortgage Corp.	1.766%	5/27/09	250,000	247,849
[2]	Federal Home Loan Mortgage Corp.	1.410%	6/2/09	94,942	94,266
[2]	Federal Home Loan Mortgage Corp.	1.411%	6/23/09	150,000	148,810
[2]	Federal National Mortgage Assn.	2.611%	12/1/08	200,000	200,000
[2]	Federal National Mortgage Assn.	2.561%	12/5/08	11,000	10,997

[2]	Federal National Mortgage Assn.	2.613%	12/8/08	14,000	13,993
[2]	Federal National Mortgage Assn.	2.413%–2.562%	12/10/08	127,304	127,227
[2]	Federal National Mortgage Assn.	2.666%	12/15/08	300,000	299,691
[2]	Federal National Mortgage Assn.	1.403%	12/17/08	160,000	159,900
[2]	Federal National Mortgage Assn.	2.161%	1/14/09	200,000	199,474
[2]	Federal National Mortgage Assn.	2.011%	1/20/09	150,000	149,583
[2,3]	Federal National Mortgage Assn.	3.356%	1/28/09	200,000	199,715
[2]	Federal National Mortgage Assn.	2.266%	2/9/09	88,205	87,819
[2]	Federal National Mortgage Assn.	2.622%	2/17/09	273,500	271,959
[2]	Federal National Mortgage Assn.	2.408%	2/25/09	101,220	100,643
[2]	Federal National Mortgage Assn.	2.644%	2/26/09	31,338	31,140
[2]	Federal National Mortgage Assn.	2.428%–2.747%	3/4/09	200,606	199,312
[2]	Federal National Mortgage Assn.	1.467%–3.242%	4/1/09	241,826	239,492
[2]	Federal National Mortgage Assn.	1.501%	5/13/09	157,418	156,356
[2]	Federal National Mortgage Assn.	2.328%	5/14/09	100,000	98,952
[2]	Federal National Mortgage Assn.	1.817%	5/29/09	10,000	9,911
[2]	Federal National Mortgage Assn.	1.766%	6/1/09	250,000	247,788
	U.S. Treasury Bill	2.081%	1/8/09	100,000	99,783
	U.S. Treasury Bill	1.966%	1/15/09	100,000	99,756
	U.S. Treasury Bill	1.938%	2/5/09	400,000	398,592
	U.S. Treasury Bill	2.040%	2/12/09	400,000	398,362
	U.S. Treasury Bill	2.000%	2/19/09	300,000	298,680
	U.S. Treasury Bill	1.943%	2/26/09	300,000	298,604
	U.S. Treasury Bill	1.908%	3/5/09	300,000	298,520
Total U.S. Government and Agency Obligations (Cost $10,232,243)					10,232,243
Repurchase Agreements (1.9%)
	Banc of America Securities, LLC (Dated 11/28/08, Repurchase Value $58,001,000, collateralized by Federal National Mortgage Assn. 5.125%, 4/15/11)	0.230%	12/1/08	58,000	58,000
	Barclays Capital Inc. (Dated 11/28/08, Repurchase Value $51,001,000, collateralized by Federal Home Loan Bank Discount Note, 3/31/09)	0.250%	12/1/08	51,000	51,000
	BNP Paribas Securities Corp. (Dated 11/28/08, Repurchase Value $41,001,000, collateralized by Federal National Mortgage Assn. 4.875%-6.250%, 4/15/09-5/15/29)	0.260%	12/1/08	41,000	41,000
	Deutsche Bank Securities, Inc. (Dated 11/28/08, Repurchase Value $54,459,000, collateralized by Federal Home Loan Bank 3.625%-4.750%, 9/16/11-12/12/14)	0.250%	12/1/08	54,458	54,458

Total Repurchase Agreements (Cost $204,458)	204,458
Total Investments (99.7%) (Cost $10,436,701)	10,436,701
Other Assets and Liabilities-Net (0.3%)	27,847
Net Assets (100%)	10,464,548

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3	Adjustable-rate security.

Federal Money Market Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.